FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Financial Instruments And Risk Management
Convertible Note receivable	$ 290	$ 290